Taxation	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Taxation
Taxation
Income taxes consist of the following:

(In US$ millions)	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

Current tax expense:	$	$	$	$
United Kingdom	—	—	—	—
Angola	1.2	1.7	3.3	3.9
Canada	(1.7)	0.9	—	0.1
China	—	1.8	—	7.2
Hungary	0.4	0.6	1.0	0.6
Nigeria	3.1	3.2	9.3	9.5
Norway	—	2.5	—	5.1
United States of America	(0.7)	—	0.8	—
Other	0.6	—	0.8	—
Total current tax expense	2.9	10.7	15.2	26.4

Deferred tax expense:
Angola	0.1	0.1	0.2	0.2
Canada	(2.4)	—	(2.5)	—
Nigeria	—	—	—	—
United States of America	0.7	—	0.4	—
Total income tax expense	$1.3	$10.8	$13.3	$26.6

Seadrill Partners is tax resident in the United Kingdom. Our controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of our controlled affiliates operate in the United Kingdom and therefore we are not subject to U.K. tax. Subject to changes in the jurisdictions in which our drilling rigs operate and/or owned, differences in levels of income and changes in tax laws, our effective income tax rate may vary substantially from one reporting period to another. Our effective income tax rate for each of the three and nine month periods ended September 30, 2013 and 2012 are as follows:

Effective tax rate

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

United Kingdom statutory income tax rate	23.2%	24.5%	23.2%	24.5%
Effect of other tax jurisdictions	(20.4)%	(24.5)%	(16.4)%	2.4%
Effective income tax rate	2.8%	0.0%	6.8%	26.9%

Deferred taxes

The net deferred tax assets consist of the following:

(In US$ millions)	September 30, 2013	December 31, 2012

Net operating loss	$2.4	$—
Deferred mobilization revenue	0.1	0.6
Total deferred tax assets	$2.5	$0.6

We have no net deferred tax liabilities as of September 30, 2013 and December 31, 2012.